Revenues (Details) - Schedule of Company’s Revenues	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Company’s Revenues [Line Items]
Total revenues	$ 11,980,435	$ 1,530,870	$ 12,532,531	$ 17,439,535
Total revenues, change in rate	$ (552,096)		$ (4,907,004)
Total revenues, change in percent	(4.40%)	(4.40%)	(28.10%)
Accounting Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues				109,000
Revenues, change in rate			$ (109,000)
Revenues, change in percent			(100.00%)
General Corporate Consultancy Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues	$ 9,300,000	$ 1,188,362	$ 9,300,000	7,800,000
Revenues, change in rate			$ 1,500,000
Revenues, change in percent			19.20%
Going Public Consultancy Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues				6,510,600
Revenues, change in rate			$ (6,510,600)
Revenues, change in percent			(100.00%)
Internal Control Advisory Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues	520,080	$ 66,456	$ 486,400	249,600
Revenues, change in rate	$ 33,680		$ 236,800
Revenues, change in percent	6.90%	6.90%	94.90%
Subtotal Accounting and Corporate Consultancy Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues	$ 9,820,080	$ 1,254,818	$ 9,786,400	14,669,200
Revenues, change in rate	$ 33,680		$ (4,882,800)
Revenues, change in percent	0.30%	0.30%	(33.30%)
Taxation Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues	$ 950,000	$ 121,392	$ 1,240,000	1,329,600
Revenues, change in rate	$ (290,000)		$ (89,600)
Revenues, change in percent	(23.40%)	(23.40%)	(6.70%)
Company Secretarial Services [Member]
Schedule of Company’s Revenues [Line Items]
Revenues	$ 1,210,355	$ 154,660	$ 1,506,131	$ 1,440,735
Revenues, change in rate	$ (295,776)		$ 65,396
Revenues, change in percent	(19.60%)	(19.60%)	4.50%